Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Insurance service result
Insurance revenue	$ 1,408	$ 1,205
Insurance service expense	(1,124)	(984)
Net income (expense) from reinsurance contracts held	2	(34)
Insurance service result	286	187
Insurance investment result
Net investment income	370	2,018
Insurance finance income (expenses)	(300)	(1,976)
Reinsurance finance income (expense)	12	99
Insurance investment result	82	141
Insurance service and insurance investment results	$ 368	$ 328